FAIR VALUE DISCLOSURES, Significant Assumptions (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Transfer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Assets [Abstract]
Trading securities		$ 455	$ 410
Securities available for sale		522,925	610,616
Loans held for sale		$ 39,436	35,946	$ 27,866
ASSETS [Abstract]
Number of transfers, Level 1 to Level 2 | Transfer		0
Number of transfers, Level 2 to Level 1 | Transfer		0
U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale		$ 898
U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		25,682	28,988
U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		137,918	156,289
U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		9,760	12,632
Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		29,109	34,727
Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		93,898	146,709
Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		172,945	170,899
Corporate [Member]
Assets [Abstract]
Securities available for sale		47,853	56,180
Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,802	2,579
Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,060	1,613
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities		455	410
Securities available for sale		898	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		455	410
Loans held for sale		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
ASSETS [Abstract]
Capitalized mortgage loan servicing rights		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale		898
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
ASSETS [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
1-4 family	[4]	0	0
Resort lending	[4]	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
ASSETS [Abstract]
Income producing - real estate	[5],[6]		0
Land, land development & construction - real estate	[6]		0
1-4 family	[6]	0	0
Resort lending	[6]	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities		0	0
Securities available for sale		522,027	610,616
Derivatives		3,080	2,251
Liabilities [Abstract]
Derivatives		1,292	975
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		0	0
Loans held for sale		39,436	35,946
Derivatives	[1]	3,080	2,251
Liabilities [Abstract]
Derivatives	[2]	1,292	975
ASSETS [Abstract]
Capitalized mortgage loan servicing rights		0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale		0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		25,682	28,988
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		137,918	156,289
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		9,760	12,632
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		29,109	34,727
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		93,898	146,709
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		172,945	170,899
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		47,853	56,180
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,802	2,579
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,060	1,613
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]		0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
ASSETS [Abstract]
Income producing - real estate	[4]	0	0
Land, land development & construction - real estate	[4]	0	0
Commercial and industrial	[4]	0	0
1-4 family	[4]	0	0
Resort lending	[4]	0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
ASSETS [Abstract]
Income producing - real estate	[5],[6]		2,863
Land, land development & construction - real estate	[6]		0
1-4 family	[6]	0	0
Resort lending	[6]	0	0
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities		0	0
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
ASSETS [Abstract]
Capitalized mortgage loan servicing rights		15,699	8,163
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		0	0
Loans held for sale		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
ASSETS [Abstract]
Capitalized mortgage loan servicing rights		15,699
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]		8,163
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
ASSETS [Abstract]
Income producing - real estate	[4]	274	255
Land, land development & construction - real estate	[4]	9	54
Commercial and industrial	[4]	1,051	1,342
1-4 family	[4]	339	361
Resort lending	[4]	207
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
ASSETS [Abstract]
Income producing - real estate	[5],[6]		0
Land, land development & construction - real estate	[6]		176
1-4 family	[6]	186	98
Resort lending	[6]	65	133
Fair Value Measurements [Member]
Assets [Abstract]
Trading securities		455	410
Securities available for sale		522,925	610,616
Derivatives		3,080	2,251
Liabilities [Abstract]
Derivatives		1,292	975
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities		455	410
Loans held for sale		39,436	35,946
Derivatives	[1]	3,080	2,251
Liabilities [Abstract]
Derivatives	[2]	1,292	975
ASSETS [Abstract]
Capitalized mortgage loan servicing rights		15,699
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale		898
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		25,682	28,988
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		137,918	156,289
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		9,760	12,632
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		29,109	34,727
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		93,898	146,709
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		172,945	170,899
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		47,853	56,180
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		2,802	2,579
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,060	1,613
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	[3]		8,163
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
ASSETS [Abstract]
Income producing - real estate	[4]	274	255
Land, land development & construction - real estate	[4]	9	54
Commercial and industrial	[4]	1,051	1,342
1-4 family	[4]	339	361
Resort lending	[4]	207
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
ASSETS [Abstract]
Income producing - real estate	[5],[6]		2,863
Land, land development & construction - real estate	[6]		176
1-4 family	[6]	186	98
Resort lending	[6]	$ 65	$ 133

[1]	Included in accrued income and other assets.
[2]	Included in accrued expenses and other liabilities.
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Level 2 valuation is based on a signed purchase agreement.
[6]	Only includes other real estate with subsequent write downs to fair value.